Severance Indemnities and Pension Plans (Combined Funded Status and Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥ 612,623	¥ 397,001
Accrued benefit cost	(66,028)	(75,812)
Domestic Subsidiaries, Non-contributory Pension Benefits and SIP [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,850,847	1,822,223
Service cost	49,057	47,739
Interest cost	12,308	16,529
Acquisitions / Divestitures	(192)	(573)
Amendments	654	3,436
Actuarial loss (gain)	(35,868)	44,325
Benefits paid	(67,038)	(66,926)
Lump-sum payment	(15,920)	(15,906)
Benefit obligation at end of fiscal year	1,793,848	1,850,847	¥ 1,822,223
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,200,033	2,305,093
Actual return (loss) on plan assets	159,287	(90,572)
Employer contributions	54,000	52,610
Acquisitions / Divestitures	28	(172)
Benefits paid	(67,038)	(66,926)
Fair value of plan assets at end of fiscal year	2,346,310	2,200,033	2,305,093
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	569,218	365,427
Accrued benefit cost	(16,756)	(16,241)
Net amount recognized	552,462	349,186
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	470,578	480,235
Service cost	13,107	14,842	13,095
Interest cost	15,287	18,120	15,966
Plan participants' contributions	13	16
Amendments	(8,311)
Actuarial loss (gain)	26,295	(16,373)
Benefits paid	(16,359)	(16,010)
Lump-sum payment	(724)	(608)
Translation adjustments and other	(21,423)	(9,644)
Benefit obligation at end of fiscal year	478,463	470,578	480,235
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	457,989	451,993
Actual return (loss) on plan assets	35,040	4,156
Employer contributions	21,648	26,444
Plan participants' contributions	13	16
Benefits paid	(16,359)	(16,010)
Translation adjustments and other	(20,852)	(8,610)
Fair value of plan assets at end of fiscal year	477,479	457,989	451,993
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	43,405	31,574
Accrued benefit cost	(44,389)	(44,163)
Net amount recognized	(984)	(12,589)
Foreign Offices and Subsidiaries, Other Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	46,061	44,591
Service cost	990	1,409	1,222
Interest cost	1,229	1,843	1,501
Plan participants' contributions	866	886
Amendments	(8,562)
Actuarial loss (gain)	(489)	636
Benefits paid	(3,182)	(2,972)
Translation adjustments and other	(1,691)	(332)
Benefit obligation at end of fiscal year	35,222	46,061	44,591
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	30,653	31,090
Actual return (loss) on plan assets	1,902	(303)
Employer contributions	1,099	1,935
Plan participants' contributions	866	886
Benefits paid	(3,182)	(2,972)
Translation adjustments and other	(999)	17
Fair value of plan assets at end of fiscal year	30,339	30,653	¥ 31,090
Amounts recognized in the consolidated balance sheets:
Accrued benefit cost	(4,883)	(15,408)
Net amount recognized	¥ (4,883)	¥ (15,408)